Equipment and leasehold improvements (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Gain on sale of premises and equipment	$ 5,600	$ 0	$ 5,626	$ 0